CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Cash and cash equivalents	$ 1,517,683	$ 4,498,753	$ 10,096,122
Investment in trading securities, at fair value (cost of $1,312,463 (December 31, 2011 - $1,870,648))	1,321,989	2,531,644	129,141
Due from related party	18,080	213,872	0
Receivables and other assets	126,952	130,637	125,354
Total current assets	2,984,704	7,374,906	10,350,617
Restricted cash	220,961	220,961	220,000
Equipment	1,241,497	1,370,027	735,426
Mineral properties	857,422	857,422	1,713,862
TOTAL ASSETS	5,304,584	9,823,316	13,019,905
Current
Accounts payable and accrued liabilities	524,768	745,860	517,236
Total current liabilities	524,768	745,860	517,236
Asset retirement obligation	179,395	171,395	155,395
Total liabilities	704,163	917,255	672,631
Stockholders' equity
Capital stock Authorized 250,000,000 common shares with a par value of $0.001 Issued and outstanding 44,674,717 common shares (December 31, 2011 - 44,569,217 common shares)	44,674	44,569	42,961
Additional paid in capital	28,968,535	28,441,909	26,089,803
Deficit	(1,427,764)	(1,427,764)	(1,427,764)
Deficit accumulated during the exploration stage	(22,102,936)	(17,646,122)	(12,321,365)
Total Xtra-Gold Resources Corp. stockholders' equity	5,482,509	9,412,592	12,383,635
Non-controlling interest	(882,088)	(506,531)	(36,361)
Total stockholders' equity	4,600,421	8,906,061	12,347,274
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,304,584	$ 9,823,316	$ 13,019,905